Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated net income (loss)	$ 63,219	$ (76,417)	$ (872,535)
Reconciling Items:
Impairment charges	7,614	11,493	890,737
Depreciation and amortization	432,035	413,588	439,647
Deferred taxes	(1,393)	(14,362)	(132,341)
Provision for doubtful accounts	5,977	8,868	17,580
Share-based compensation	10,913	12,337	12,104
(Gain) loss on sale of operating and fixed assets	(8,591)	23,753	8,231
Loss on marketable securities	4,827	6,490	11,315
Other reconciling items - net	2,324	25,508	37,099
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease (increase) in accounts receivable	15,829	(47,113)	68,002
Decrease in Federal income taxes receivable	0	50,958	0
Increase (decrease) in accrued expenses	(35,302)	45,603	8,664
Increase in accounts payable and other liabilities	48,911	5,120	3,093
Decrease in deferred income	(10,212)	(7,045)	(1,987)
Changes in other operating assets and liabilities, net of effects of acquisitions and dispositions	(18,933)	66,436	(48,345)
Net cash provided by operating activities	517,218	525,217	441,264
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(291,050)	(195,273)	(175,953)
Proceeds from disposal of assets	12,883	7,753	18,144
Purchases of other operating assets	(14,794)	(1,841)	(4,933)
Purchases of businesses	(13,179)	0	0
Change in other - net	7,206	(9,344)	(122)
Net cash used for investing activities	(298,934)	(198,705)	(162,864)
CASH FLOWS FROM FINANCING ACTIVITIES:
Draws on credit facilities	0	4,670	7,125
Payments on credit facilities	(4,151)	(47,095)	(3,364)
Proceeds from long-term debt	5,012	6,844	2,500,000
Payments on long-term debt	(20,099)	(13,212)	(2,505,913)
Net transfers (to) from Clear Channel Communications	(272,262)	(260,470)	319,401
Deferred financing charges	0	0	(60,330)
Purchases of noncontrolling interests	(4,682)	0	(25,153)
Change in other, net	(2,562)	(5,200)	(110)
Net cash provided by (used for) financing activities	(298,744)	(314,463)	231,656
Effect of exchange rate changes on cash	(903)	2,533	4,568
Net increase (decrease) in cash and cash equivalents	(81,363)	14,582	514,624
Cash and cash equivalents at beginning of year	624,018	609,436	94,812
Cash and cash equivalents at end of year	542,655	624,018	609,436
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for interest	233,979	235,101	154,027
Cash paid during the year for income taxes	$ 37,777	$ 0	$ 26,543